Basis of presentation and summary of significant accounting policies - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	36,627,344	38,335,348
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	10,068,744	11,418,175
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	26,558,600	26,917,173